T. ROWE PRICE International Stock Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
MercadoLibre (USD) (1) 18,898 15,378
Total Argentina (Cost
$14,870
)
15,378
BRAZIL 1.5%
Common Stocks 1.5%
Magazine Luiza (1) 6,221,196 3,114
Rede D'Or Sao Luiz  6,880,895 42,968
Suzano  9,008,023 84,438
XP, Class A (USD) (1)(2) 2,716,140 57,311
Total Brazil (Cost
$245,738
)
187,831
CANADA 6.1%
Common Stocks 6.1%
Canadian Pacific Railway (USD)  3,028,012 238,819
Constellation Software  63,700 108,361
Definity Financial  974,303 28,075
Descartes Systems Group (USD) (1) 487,247 33,639
Shopify, Class A (USD) (1) 1,382,480 48,152
Sun Life Financial  1,035,462 48,080
TELUS International CDA (1) 2,443,908 67,675
TMX Group  2,002,874 205,504
Total Canada (Cost
$805,392
)
778,305
CAYMAN ISLANDS 0.4%
Convertible Preferred Stocks 0.4%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $14,934
(USD) (1)(3)(4) 303,003 44,432
Total Cayman Islands (Cost
$14,934
)
44,432
CHINA 7.7%
Common Stocks 4.7%
58.com (USD) (1)(3) 3,564,710 —
Alibaba Group Holding, ADR (USD) (1) 1,741,513 155,639
Baidu, ADR (USD) (1) 690,683 94,327
JD Health International (HKD) (1) 9,055,800 68,689
Kanzhun, ADR (USD) (1) 574,684 13,511
Silergy (TWD)  1,567,000 29,325
T. ROWE PRICE International Stock Fund

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Tencent Holdings (HKD)  2,448,000 94,612
Trip.com Group, ADR (USD) (1) 3,605,984 92,962
Wuxi Biologics Cayman (HKD) (1) 4,715,500 45,137
594,202
Common Stocks - China A Shares 3.0%
Gree Electric Appliances of Zhuhai, A Shares (CNH)  15,609,455 77,167
Kweichow Moutai, A Shares (CNH)  305,840 86,189
NARI Technology, A Shares (CNH)  20,799,382 90,271
Shandong Pharmaceutical Glass, A Shares (CNH)  10,976,178 42,761
Shenzhen Inovance Technology, A Shares (CNH)  8,244,681 80,996
377,384
Total China (Cost
$862,038
)
971,586
DENMARK 0.7%
Common Stocks 0.7%
Genmab (1) 257,516 91,629
Total Denmark (Cost
$85,721
)
91,629
FRANCE 7.9%
Common Stocks 7.9%
Dassault Aviation  1,395,515 199,590
EssilorLuxottica  1,496,709 234,658
Kering  241,037 137,992
LVMH Moet Hennessy Louis Vuitton  81,641 56,688
Safran  823,305 90,494
Sanofi  1,419,533 141,064
Thales  1,125,858 140,011
Total France (Cost
$857,825
)
1,000,497
GERMANY 6.9%
Common Stocks 6.4%
Bayer  1,428,470 83,323
Beiersdorf  691,600 71,321
Daimler Truck Holding (1) 1,495,738 40,871
Deutsche Boerse  729,009 127,260
Deutsche Telekom  10,630,995 201,978
Evotec (1) 3,335,555 86,662
Infineon Technologies  2,587,259 70,954
Knorr-Bremse  1,024,167 61,016
Shop Apotheke Europe (1) 343,506 33,357
TeamViewer (1) 833,330 8,676

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Zalando (1)(2) 687,404 19,353
804,771
Preferred Stocks 0.5%
Sartorius  147,470 65,963
65,963
Total Germany (Cost
$920,840
)
870,734
HONG KONG 1.8%
Common Stocks 1.8%
AIA Group  23,235,400 233,438
Total Hong Kong (Cost
$78,845
)
233,438
INDIA 5.5%
Common Stocks 5.5%
Axis Bank  15,449,730 141,900
Housing Development Finance  7,863,704 238,427
Kotak Mahindra Bank  2,222,535 51,146
Maruti Suzuki India  730,114 81,177
NTPC  95,940,009 185,424
Total India (Cost
$426,629
)
698,074
INDONESIA 2.2%
Common Stocks 2.2%
Bank Central Asia  347,116,000 172,607
Sarana Menara Nusantara  1,322,164,500 104,768
Total Indonesia (Cost
$105,912
)
277,375
ITALY 1.6%
Common Stocks 1.6%
Banca Mediolanum  13,124,864 86,918
DiaSorin  503,685 70,034
Ermenegildo Zegna Holditalia (USD) (2) 3,822,194 42,044
Total Italy (Cost
$208,566
)
198,996
JAPAN 14.5%
Common Stocks 14.5%
Chugai Pharmaceutical  2,995,000 84,138
Daiichi Sankyo  4,642,700 123,100
Daikin Industries  429,400 75,307

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Disco  243,200 59,421
Fujitsu General  4,450,500 94,892
Hikari Tsushin  361,800 39,866
Hoshizaki  540,000 16,109
Keyence  198,800 78,793
Murata Manufacturing  1,723,900 100,694
Nippon Telegraph & Telephone  5,929,600 169,381
NTT Data  4,553,800 68,922
Otsuka Holdings  5,416,800 193,504
Outsourcing  5,935,600 53,395
Pan Pacific International Holdings  3,154,900 49,123
Persol Holdings  4,560,500 94,410
Seven & i Holdings  3,721,200 151,677
Shimadzu  1,860,900 66,209
Sony Group  1,064,000 90,257
Stanley Electric  3,333,800 58,583
Suzuki Motor  2,180,300 71,469
Z Holdings  29,010,400 102,530
Total Japan (Cost
$1,755,876
)
1,841,780
NETHERLANDS 7.0%
Common Stocks 7.0%
Adyen (1) 29,278 52,665
Akzo Nobel  2,689,311 180,992
ASML Holding  485,925 279,289
Koninklijke Philips  4,548,203 94,131
Prosus  4,298,153 280,390
Total Netherlands (Cost
$802,977
)
887,467
PHILIPPINES 0.3%
Common Stocks 0.3%
SM Investments  3,140,755 44,226
Total Philippines (Cost
$51,950
)
44,226
PORTUGAL 1.7%
Common Stocks 1.7%
Galp Energia  13,709,397 144,711
Jeronimo Martins  3,080,216 71,297
Total Portugal (Cost
$233,570
)
216,008

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
RUSSIA 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD) (1)(3) 370,433 —
Total Russia (Cost
$22,173
)
—
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Capitec Bank Holdings  428,104 51,448
Total South Africa (Cost
$21,186
)
51,448
SOUTH KOREA 2.9%
Common Stocks 2.9%
LG Household & Health Care  89,462 53,769
NAVER  799,463 159,926
Samsung Electronics  3,341,488 158,170
Total South Korea (Cost
$201,838
)
371,865
SPAIN 1.3%
Common Stocks 1.3%
Amadeus IT Group, Class A (1) 1,363,913 79,530
Fluidra (2) 4,627,626 86,500
Total Spain (Cost
$207,025
)
166,030
SWEDEN 2.0%
Common Stocks 2.0%
Assa Abloy, Class B  3,210,957 75,862
Essity, Class B  2,973,411 75,688
Olink Holding, ADR (USD) (1) 888,836 11,955
Swedbank, Class A  6,335,371 87,746
Total Sweden (Cost
$245,277
)
251,251
SWITZERLAND 8.9%
Common Stocks 8.9%
Alcon  1,871,940 147,329
Barry Callebaut  41,611 92,196
Julius Baer Group  4,018,451 207,794
Lonza Group  240,305 146,046
Nestle  2,242,502 274,768

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Partners Group Holding  149,971 163,730
PolyPeptide Group  500,614 23,757
Roche Holding  233,388 77,486
Total Switzerland (Cost
$869,407
)
1,133,106
TAIWAN 3.6%
Common Stocks 3.6%
Taiwan Semiconductor Manufacturing  26,762,000 458,957
Total Taiwan (Cost
$73,519
)
458,957
THAILAND 0.7%
Common Stocks 0.7%
CP ALL  49,182,100 82,462
Total Thailand (Cost
$72,684
)
82,462
UNITED ARAB EMIRATES 0.4%
Common Stocks 0.4%
Network International Holdings (GBP) (1) 19,690,824 48,556
Total United Arab Emirates (Cost
$105,731
)
48,556
UNITED KINGDOM 6.7%
Common Stocks 6.7%
Ashtead Group  1,526,539 85,928
AstraZeneca, ADR (USD)  2,957,499 195,875
Bridgepoint Group  11,833,361 36,969
Burberry Group  3,770,442 82,888
London Stock Exchange Group  1,342,184 130,987
Smith & Nephew  9,799,639 125,643
Unilever (EUR)  4,053,350 197,484
Total United Kingdom (Cost
$785,051
)
855,774
UNITED STATES 4.4%
Common Stocks 4.4%
Accenture, Class A  315,338 96,576
Atlassian, Class A (1) 203,730 42,645
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865 (1)(3)
(4) 14,001 13,370
Linde (EUR)  550,206 166,622
Mastercard, Class A  277,889 98,314

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Waste Connections  1,006,689 134,262
551,789
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408 (1)(3)(4) 826 789
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58 (1)(3)(4) 34 32
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 3
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(3)(4) 2 2
826
Total United States (Cost
$398,983
)
552,615
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 2.03% (5)(6) 344,609,085 344,609
Total Short-Term Investments (Cost $344,609) 344,609
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.03% (5)(6) 8,147,379 8,147
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 8,147
Total Securities Lending Collateral (Cost $8,147) 8,147
Total Investments in Securities 100.0%
(Cost $10,827,313) $ 12,682,576
Other Assets Less Liabilities 0.0% 5,776
Net Assets 100.0% $ 12,688,352
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2022.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE International Stock Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$58,628 and represents 0.5% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CDA Community Development Administration/Authority
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 1,136++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 1,136+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 318,281  ¤  ¤ $ 352,756
T. Rowe Price Short-Term Fund 247,508  ¤  ¤ —
Total $ 352,756^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,136 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $352,756.

T. ROWE PRICE International Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F37-054Q3 07/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,371,409 $ 10,833,820 $ 13,370 $ 12,218,599
Convertible Preferred Stocks — — 45,258 45,258
Preferred Stocks — 65,963 — 65,963
Short-Term Investments 344,609 — — 344,609
Securities Lending Collateral 8,147 — — 8,147
Total $ 1,724,165 $ 10,899,783 $ 58,628 $ 12,682,576